Non-controlling Interests (Details Narrative)	Jun. 30, 2024	Dec. 31, 2023
Represents the information pertaining to Shangchi Automobile And Subsidiary Shenzhen Yimao.
Noncontrolling interest, ownership percentage by noncontrolling owners	30.00%	30.00%